Stock-Based Compensation - Schedule of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Common Shares - Class B
Class of Stock [Line Items]
Options outstanding	2,096,330	2,843,115
Weighted-average exercise price, outstanding	$ 1.48	$ 0.99
Weighted average remaining contractual term	5 years 3 months 10 days	4 years 5 months 8 days	5 years 2 months 8 days
Aggregate intrinsic value outstanding	$ 554,377	$ 3,693,941
Of which vested	1,962,997	2,838,089
Of which vested	$ 1.57	$ 1.00
Weighted average remaining contractual term, vested	5 years 3 months	4 years 3 months 21 days	5 years 2 months 8 days
Aggregate intrinsic value vested	$ 329,716	$ 3,682,672
Non-vested options	133,333	5,026
Granted	2,029,821	467,617
Granted	$ 0.15	$ 1.48
Exercised or converted	(78,944)	(1,214,402)
Exercised of converted	$ 0.05	$ 1.57
Aggregate intrinsic value exercised or converted	$ 61,125	$ 2,046,219
Forfeited or cancelled	112,000	0
Forfeited or cancelled	$ 0.05	$ 0
Expired	123,563	0
Expired	$ 4.79	$ 0
Forfeited or cancelled	(112,000)	0
Expired	(123,563)	0
Options outstanding	3,811,644	2,096,330	2,843,115
Weighted-average exercise price, outstanding	$ 0.71	$ 1.48	$ 0.99
Aggregate intrinsic value outstanding	$ 2,468,898	$ 554,377	$ 3,693,941
Of which vested	3,694,978	1,962,997	2,838,089
Of which vested	$ 0.69	$ 1.57	$ 1.00
Aggregate intrinsic value vested	$ 2,455,994	$ 329,716	$ 3,682,672
Non-vested options	116,666	133,333	5,026
Common Shares - Class A
Class of Stock [Line Items]
Options outstanding	0	0
Weighted-average exercise price, outstanding	$ 0	$ 0
Weighted average remaining contractual term	6 years 10 months 24 days
Aggregate intrinsic value outstanding	$ 0	$ 0
Weighted average remaining contractual term, vested	6 years 10 months 24 days
Non-vested options	0	0
Granted	9,818,000	0
Granted	$ 0.01
Options outstanding	9,818,000	0	0
Weighted-average exercise price, outstanding	$ 0.01	$ 0	$ 0
Aggregate intrinsic value outstanding	$ 1,520,393	$ 0	$ 0
Of which vested	9,818,000
Of which vested	$ 0.01
Aggregate intrinsic value vested	$ 1,520,393
Non-vested options	0	0	0